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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [X]; Amendment No.: 1

   This Amendment (Check only one.):   [X] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Camden Partners Holdings, LLC

Address: 500 East Pratt Street
         Suite 1200
         Baltimore, Maryland 21202


Form 13F File Number: 28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Donald W. Hughes

Title:   Chief Financial Officer

Phone:   410-878-6800


Signature, Place, and Date of Signing:

/s/ Donald W. Hughes, Baltimore, Maryland, August 24, 2012
----------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               76

Form 13F Information Table Value Total:          $94,721 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

           Column 1           Column 2      Column 3     Column 4        Column 5       Column 6  Column 7         Column 8
---------------------------- ------------ ------------   --------- ------------------- ---------- --------- ----------------------
                              Title of                    Value     Shrs or   Sh/ Put/ Investment  Other       Voting Authority
Name of Issuer                 Class         CUSIP       (x$1000)   Prn Amt   Prn Call Discretion Managers    Sole    Shared Other
--------------------------- ------------- ----------- ----------- ----------- --- ---- ---------- -------- ---------- ------ -----
Connecticut Water
  Service Inc.              COM             207797101      246         8,500  SH        Defined    N/A          8,500
Procera Networks, Inc.      COM NEW         74269U203      229         9,400  SH        Defined    N/A          9,400
Monotype Imaging
  Holdings, Inc.            COM             61022P100      206        12,300  SH        Defined    N/A         12,300
FEI Co.                     COM             30241L109      206         4,300  SH        Defined    N/A          4,300
Ciena Corp                  COM NEW         171779309      196        12,000  SH        Defined    N/A         12,000
Arbitron Inc.               COM             03875Q108      191         5,450  SH        Defined    N/A          5,450
Conceptus Inc.              COM             206016107      178         9,000  SH        Defined    N/A          9,000
Power Integrations Inc.     COM             739276103      177         4,750  SH        Defined    N/A          4,750
Acuity Brands, Inc.         COM             00508Y102      163         3,200  SH        Defined    N/A          3,200
American Railcar INDS,
Inc.                        COM             02916P103      163         6,000  SH        Defined    N/A          6,000
Titan International
  Inc. III                  COM             88830M102      159         6,500  SH        Defined    N/A          6,500
Brinks Company              COM             109696104      153         6,600  SH        Defined    N/A          6,600
ADTRAN Inc.                 COM             00738A106      151         5,000  SH        Defined    N/A          5,000
Twin Disc Inc.              COM             901476101      148         8,000  SH        Defined    N/A          8,000
MYR Group Inc.              COM             55405W104      148         8,650  SH        Defined    N/A          8,650
MDC Partners Inc.           CL A            552697104      144        11,450  SH        Defined    N/A         11,450
Federal Mogul Corp.         COM             313549404      142        12,900  SH        Defined    N/A         12,900
Dana Holdings Corp          COM             235825205      137        10,700  SH        Defined    N/A         10,700
Isis Pharmaceuticals, Inc.  COM             464330109      137        11,400  SH        Defined    N/A         11,400
Reald Inc.                  COM             75604L105      136         9,100  SH        Defined    N/A          9,100
Avanir Pharmaceuticals      CL A NEW        05348P401      135        34,400  SH        Defined    N/A         34,400
Valmont Industries, Inc.    COM             920253101      133         1,100  SH        Defined    N/A          1,100
Starwood Property Trust,
  Inc.                      COM             85571B105      132         6,200  SH        Defined    N/A          6,200
Universal Display Corp.     COM             91347P105      131         3,650  SH        Defined    N/A          3,650
DTS Inc.                    COM             23335C101      130         5,000  SH        Defined    N/A          5,000
Insulet Corporation         COM             45784P101      125         5,850  SH        Defined    N/A          5,850
Allied Nevada Gold Corp.    COM             019344100      118         4,150  SH        Defined    N/A          4,150
Acacia Research Corp        COM             003881307      117         3,150  SH        Defined    N/A          3,150
Vitran Corp Inc.            COM             92850E107      113        18,300  SH        Defined    N/A         18,300
Insteel Industries Inc.     COM             45774W108      110         9,900  SH        Defined    N/A          9,900
Zipcar, Inc                 COM             98974X103      106         9,000  SH        Defined    N/A          9,000
Rovi Corporation            COM             779376102      104         5,300  SH        Defined    N/A          5,300

Ion Geophysical
  Corporation               COM             462044108      103        15,600  SH        Defined    N/A         15,600
Visteon Crop                COM NEW         92839U206      101         2,700  SH        Defined    N/A          2,700
Petroleum Development
  Corporation               COM             716578109      101         4,100  SH        Defined    N/A          4,100
Pandora Media, Inc.         COM             698354107       98         9,000  SH        Defined    N/A          9,000
Immersion Corp              COM             452521107       95        16,900  SH        Defined    N/A         16,900
Red Lion Hotels Corp        COM             756764106       93        10,800  SH        Defined    N/A         10,800
Gibraltar Industries, Inc.  COM             374689107       93         9,000  SH        Defined    N/A          9,000
Horace Mann Educators
  Corp                      COM             440327104       91         5,200  SH        Defined    N/A          5,200
Regis Corp                  COM             758932107       90         5,000  SH        Defined    N/A          5,000
Rexx Energy Corp            COM             761565100       90         8,000  SH        Defined    N/A          8,000
Brookfield Residential
  Propane                   COM             11283W104       87         8,000  SH        Defined    N/A          8,000
OCZ Technology Group Inc.   COM             67086E303       84        15,900  SH        Defined    N/A         15,900
Powersecure International,
  Inc.                      COM             73936N105       82        16,500  SH        Defined    N/A         16,500
Global Power Equipment
  Group Inc.                COM PAR        $37941P207       81         3,700  SH        Defined    N/A          3,700
Goodrich Petroleum Corp.    COM NEW         382410405       80         5,800  SH        Defined    N/A          5,800
Mcewen Mining Inc           COM             58039P107       78        25,900  SH        Defined    N/A         25,900
Lexicon Pharmaceuticals,
  Inc.                      COM             528872104       73        32,500  SH        Defined    N/A         32,500
Cavium Networks, Inc.       COM             14965A101       73         2,600  SH        Defined    N/A          2,600
Texas Pacific Land Trust    SUB CTF PROP    882610108       68         1,200  SH        Defined    N/A          1,200
 NCI Building Systems Inc.  COM NEW         628852204       63         5,800  SH        Defined    N/A          5,800
Imperva Inc.                COM             45321L100       61         2,100  SH        Defined    N/A          2,100
General Cable Corp.         COM             369300108       58         2,250  SH        Defined    N/A          2,250
Prolor Biotech Inc.         COM             74344F106       58        11,500  SH        Defined    N/A         11,500
Barnes & Noble Bookstores   COM             067774109       56         3,400  SH        Defined    N/A          3,400
MAP Pharmaceuticals, Inc.   COM             56509R108       55         3,700  SH        Defined    N/A          3,700
Synaptics Inc.              COM             87157D109       54         1,900  SH        Defined    N/A          1,900
Beazer Homes USA, Inc.      COM             07556Q105       54        16,600  SH        Defined    N/A         16,600
Colony Financial Inc.       COM             19624R106       52         3,000  SH        Defined    N/A          3,000
Rochester Medical Corp      COM             771497104       52         4,800  SH        Defined    N/A          4,800
Sourcefire Inc.             COM             83616T108       49           950  SH        Defined    N/A            950
Oncogenex Pharmaceuticals
  Inc.                      COM             68230A106       48         3,600  SH        Defined    N/A          3,600
Active Network Inc.         COM             00506D100       48         3,100  SH        Defined    N/A          3,100
Wendy's-Arby's Group, Inc   COM             95058W100       48        10,100  SH        Defined    N/A         10,100
Clean Energy Fuels Corp.    COM             184499101       47         3,000  SH        Defined    N/A          3,000
Authentec Inc.              COM             052660107       44        10,100  SH        Defined    N/A         10,100
Given Imaging               ORD SHS         M52020100       43         2,700  SH        Defined    N/A          2,700

Microvision, Inc.           COM NEW         594960304       38        23,500  SH        Defined    N/A         23,500
Points International Ltd.   COM NEW         730843208       36         3,000  SH        Defined    N/A          3,000
AtriCure, Inc.              COM             04963C209    8,842       920,132  SH        Defined    N/A        920,132
National American
  University Holdings, Inc. COM             63245Q105    8,598     1,999,449  SH        Defined    N/A      1,999,449
CIBT Education Group        COM             17163Y102    2,724    10,894,558  SH        Defined    N/A     10,894,558
Primo Water Corporation     COM             74165N105    1,027       925,491  SH        Defined    N/A        925,491
RealPage, Inc.              COM             75606N109   43,660     1,885,162  SH        Defined    N/A      1,885,162
WageWorks, Inc.             COM             930427109   22,381     1,486,117  SH        Defined    N/A      1,486,117